SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments And Other Current Assets Net
Prepayments (including $2,255,288 and $1,813,904 to related parties as of December 31, 2022 and 2021, respectively)		$ 3,001,866	$ 2,169,095
Other current assets	$ 6,919	4,631	7,618
Total prepayments and other current assets	3,664,437	3,006,497	2,176,713
Less: Allowance for doubtful accounts (including $1,782,945 and $1,152,427 to related parties as of September 30, 2023 and December 31, 2022, respectively)	(2,296,889)	(1,247,580)
Prepayments and other current assets, net	1,367,548	1,758,917	$ 2,176,713
Prepayments (including $2,749,621 and $2,255,288 to related parties as of September 30, 2023 and December 31, 2022, respectively)	$ 3,657,518	$ 3,001,866